Sharebased compensation	12 Months Ended
Dec. 31, 2024
Sharebased compensation
Share-based compensation

16. Share-based compensation

The Company has established a share option plan (the “Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option is converted into one common share of the Company on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

[i] Share-based payment arrangements

During the year ended December 31, 2024, the Company granted a total of 54,308 (2023 – 38,277 and 2022 – 923) share options.

During the year ended December 31, 2024, the Company cancelled an aggregate of 48,804 options (2023 – Nil and 2022 – 43,385), which were previously granted to Board members, advisory Board members, employees, advisors and consultants of the Company.

During the year ended December 31, 2024, an aggregate of 904 (2023 – 4,637 and 2022 - 650) share options expired.

The changes in the number of share options outstanding during the year ended December 31, 2024, are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.59
Granted	54,308	26.24
Cancelled	(48,804)	95.68
Expired	(904)	352.83
Outstanding as at December 31, 2024	42,456	6.97
Exercisable as at December 31, 2024	34,123	7.30

The changes in the number of share options outstanding during the year ended December 31, 2023 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	6,439	241.47
Granted	38,277	99.05
Forfeited	(1,900)	135.64
Exercised	(323)	84.50
Expired	(4,637)	262.12
Outstanding as at December 31, 2023	37,856	101.59
Exercisable as at December 31, 2023	36,875	100.01

The changes in the number of share options outstanding during the year ended December 31, 2022 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2021	49,613	178.83
Granted	923	84.50
Forfeited	(62)	243.75
Expired	(650)	241.19
Cancelled	(43,385)	166.50
Outstanding as at December 31, 2022	6,439	241.47
Exercisable as at December 31, 2022	6,404	241.42

Measurement of fair values

The fair value of share options granted during the years ended December 31, 2024, 2023 and 2022, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2024	2023	2022
Grant date share price	C$5.20 - C$72.15	C$83.20 - $C161.20	C$77.35
Exercise price	C$5.25 - C$97.50	C$84.50 - $C159.25	C$84.50
Expected dividend yield	-	-	-
Risk free interest rate	2.91% - 4.20%	2.88% - 3.99%	2.87%
Expected life	2.00 years	2.91 – 5.00 years	3 years
Expected volatility	66% - 103%	95% - 110%	112%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company’s share options outstanding as at December 31, 2024:

Options outstanding		Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	1.16	154.39	228
156.55	228	1.23	156.55	228
5.60	12,500	1.68	5.60	4,167
5.25	29,500	1.74	5.25	29,500
6.97	42,456	1.72	7.30	34,123

The following table is a summary of the Company’s share options outstanding as at December 31, 2023:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
84.50	30,769	4.07	84.50	30,769
110.50	1,046	1.87	110.50	1,046
146.25	769	0.42	146.25	769
150.15	231	2.16	150.15	231
150.15	231	2.23	150.15	231
159.25	4,523	2.15	159.25	3,562
189.15	79	2.00	189.15	79
243.75	77	0.21	243.75	77
250.90	77	2.86	250.90	58
3,266.25	54	0.28	3,266.25	53
101.59	37,856	3.66	100.01	36,875

The following table is a summary of the Company’s share options outstanding as at December 31, 2022:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
84.50	923	2.58	84.50	923
110.50	1,592	2.21	110.50	1,592
146.25	2,598	1.04	146.25	2,598
169.85	195	0.49	169.85	195
189.15	79	3.00	189.15	79
243.75	77	1.21	243.75	77
250.90	77	3.86	250.90	42
352.76	250	0.49	352.76	250
692.45	57	0.49	692.45	57
849.23	167	0.49	849.23	167
875.36	22	0.49	875.36	22
1,045.20	283	0.49	1,045.20	283
1,162.79	64	0.49	1,162.79	64
3,266.25	55	1.28	3,266.25	55
241.47	6,439	1.52	241.42	6,404

[ii] Performance Share Units (“PSUs”) and Restrictive Share Units (“RSUs”)

In May 2022, the Company established a performance share unit plan (“PSU Plan”) and a restrictive unit plan (“RSU Plan”), for directors, offers, employees and consultants of the Company. The Company’s Board determines the eligibility of individuals to participate in the PSU Plan and RSU Plan to align their interests with those of the Company’s shareholders.

No amounts are paid or payable by the individual on receipt of the PSUs and RSUs. Each PSU and RSU converts into one Class B Subordinate Voting Share of the Company at $nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of common shares reserved for issuance may not exceed 10% of the aggregate number of common shares that are outstanding unless the Board has increased such limit by a Board resolution.

PSUs

There were no PSUs issued during the year ended December 31, 2024. As at December 31, 2024, there were no PSUs outstanding (December 31, 2023 – Nil and December 31, 2022 - 37,232).

During the year ended December 31, 2023, the Company converted 41,848 PSUs to Class B Subordinate Voting Shares. The PSUs were fully vested as of January 6, 2023, upon the filing of the MS Phase 1 IND. During the year ended December 31, 2023, 1,538 PSUs related to a former independent director who are no longer with the Company were forfeited.

The change in the number of PSUs during the year ended December 31, 2024, is as follows:

Number of PSUs
#
Outstanding as at December 31, 2021	-
Granted	43,386
Converted to Class B Common shares	(6,154)
Outstanding as at December 31, 2022	37,232
Granted	6,154
Forfeited	(1,538)
Converted to Class B Common shares	(41,848)
Outstanding as at December 31, 2024 and 2023	-

RSUs

On February 23, 2024, the Company granted 846 RSUs pursuant to the shares for debt transaction (Note 15). The RSUs vested immediately upon grant and 846 Class B Subordinate Voting Shares were issued with a total fair value of $49,665, which was determined based on the share price of the Company on the date of the grant.

On August 23, 2024, the Company granted an aggregate of 32,690 RSUs at a price of $4.21 per unit for a total value of $137,625 based on the share price at the date of issuance. Each RSU granted vests the earlier of: (i) one year; and (ii) the successful implementation of the MS MAD study conducted by Ingenu of Australia, subject to acceleration in the event of a takeover bid or change of control. During the year ended December 31, 2024, the Company recognized $49,057 as share-based compensation expense and contributed surplus.

On September 6, 2024, the Company granted 7,500 RSUs at a price of $4.13 per unit for a total value of $31,009 based on the share price at the date of issuance, which was recognized as share-based compensation expense.  The RSUs vested immediately upon issuance and 7,500 Class B Subordinate Voting Shares were issued for the same value.

The change in the number of RSUs during the year ended December 31, 2024, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2023	-
Granted	41,036
Converted to common shares	(8,346)
Outstanding as at December 31, 2024	32,690

The Company recognized share-based compensation as follows for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
	$	$	$
Share options	72,149	1,951,757	69,780
RSUs	80,065	-	-
PSUs	-	458,253	1,291,978
Shares for services	-	36,000	169,500
Warrants for services	-	1,372,763	-
Other (i)	-	16,702	-
	152,214	3,835,475	1,531,258

i) Share-based compensation related to share options and restricted share units issued by Celly and convertible into common shares of Celly.